Consolidated statement of cash flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Cash flows provided by (used in) operating activities
Net income		$ 6,446		$ 3,792		$ 5,121
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		158		2,489		1,286
Amortization and impairment		1,017		1,311	[1]	838	[1]
Stock options and restricted shares expense		19		14		16
Deferred income taxes		(41)		(228)		108
Losses (gains) from debt securities measured at FVOCI and amortized cost		(90)		(9)		(34)
Net losses (gains) on disposal of property and equipment				4		(7)
Other non-cash items, net		927		(767)		(229)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(3,437)		(5,468)		(208)
Loans, net of repayments		(46,883)		(18,891)		(17,653)
Deposits, net of withdrawals		47,521		82,120		19,838
Obligations related to securities sold short		6,827		328		1,853
Accrued interest receivable		46		97		(122)
Accrued interest payable		(419)		(238)		138
Derivative assets		(3,172)		(8,832)		(2,484)
Derivative liabilities		1,582		5,184		4,037
Securities measured at FVTPL		(9,552)		(8,296)		(1,826)
Other assets and liabilities measured/designated at FVTPL		7,277		1,563		1,222
Current income taxes		543		1,287		(309)
Cash collateral on securities lent		639		2		(909)
Obligations related to securities sold under repurchase agreements		(2,248)		19,852		20,961
Cash collateral on securities borrowed		(3,821)		(4,883)		1,824
Securities purchased under resale agreements		(1,977)		(9,394)		(10,785)
Other, net	[2]	(4,694)		(270)		(3,590)
Cash flows provided by (used in) operating activities		(3,332)		60,767		19,086
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000		1,000		1,500
Redemption/repurchase/maturity of subordinated indebtedness		(1,008)		(33)		(1,001)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		748		747		568
Issue of common shares for cash		284		163		157
Purchase of common shares for cancellation				(234)		(109)
Net sale (purchase) of treasury shares		(15)		14		1
Dividends and distributions paid		(2,649)		(2,571)		(2,406)
Repayment of lease liabilities		(305)		(307)
Cash flows provided by (used in) financing activities		(1,945)		(1,221)		(1,290)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(49,896)		(54,075)		(42,304)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		23,917		11,883		13,764
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		23,312		23,093		10,948
Cash used in acquisitions, net of cash acquired						(25)
Net sale (purchase) of property, equipment, software and other intangibles	[2]	(839)		(781)		(723)
Cash flows provided by (used in) investing activities		(3,506)		(19,880)		(18,340)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(175)		25		4
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the year		(8,958)		39,691		(540)
Cash and non-interest-bearing deposits with banks at beginning of year		43,531	[3]	3,840	[3]	4,380
Cash and non-interest-bearing deposits with banks at end of year		34,573		43,531	[3]	3,840	[3]
Cash interest paid		3,701		6,716		10,008
Cash interest received		13,890		16,774		19,840
Cash dividends received		897		845		735
Cash income taxes paid		$ 1,374		$ 39		$ 1,549

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Certain information has been reclassified to conform to the presentation adopted in the current year.
[3]	Includes restricted cash of $446 million (2020: $463 million; 2019: $479 million) and interest-bearing demand deposits with Bank of Canada.